Short-Term Bank Loan (Details)		1 Months Ended		12 Months Ended
	Mar. 15, 2024 USD ($)	Mar. 22, 2023 USD ($)	Mar. 22, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 15, 2024 CNY (¥)	Mar. 17, 2023 USD ($)	Mar. 17, 2023 CNY (¥)	Mar. 16, 2022 CNY (¥)
Short-Term Bank Loan [Line Items]
Short term loan							$ 422,400	¥ 3,000,000	¥ 3,000,000
Percentage of liability to asset ratio				70.00%					70.00%
Repayment of loan				$ 423,600
One-year loan prime rate [Member]
Short-Term Bank Loan [Line Items]
Interest rate							0.05%	0.05%	0.05%
Forecast [Member]
Short-Term Bank Loan [Line Items]
Amount of loan interest rate	$ 422,400					¥ 3,000,000
Loan from Bank of China [Member]
Short-Term Bank Loan [Line Items]
Repayment of loan		$ 435,000	¥ 3,000,000
Interest expense				$ 21,800	$ 13,142
Loan from Bank of China [Member] | Forecast [Member]
Short-Term Bank Loan [Line Items]
Percentage of floating interest rate	0.15%